UNITED STATES						OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549						OMB Number: 3235-0456
						Expires: March 31, 2012
FORM 24F-2						Estimated average burden
Annual Notice of Securities Sold						hours per response......2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

			Unified Series Trust
			2960 N. Meridian St., Suite 300
			Indianapolis, IN 46208

2.			The name of each series or class of securities for which this Form is filed
		(If the Form is being filed for all series and classes of securities of the issuer,
			check the box but do not list series or classes):

			Sound Mind Investing Fund
			Sound Mind Investing Managed Volatility
			Becker Value Equity Fund
			Jones Villalta Opportunity Fund
			Marathon Value Portfolio Fund

3.			Investment Company Act File Number:	811-21237

		Securities Act File Number:		333-100654

4(a).	Last day of fiscal year for which this Form is filed:
				October 31, 2009

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).		Check box if this is the last time the issuer will be filing this Form.

	Persons who respond to the collection of information contained in this form are not required to respond unless
	the form displays a currently valid OMB control number.

	SEC 2393 (4-01)
5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$124,920,684

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$90,951,930

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$90,951,930

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$33,968,754

	(vi)		Redemption credits available for use in future years	$(0)
			- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)		Multiplier for determining registration fee (See
		Instruction C.9):			X	0.00713%

	(viii)		Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):	=		$2,421.97

6.	Prepaid Shares

		If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
		Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
		report the amount of securities (number of shares or other units) deducted here :		0		. If there is a
		number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
		year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
		here :	0 .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	2,421.97

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:			January 21, 2010

		Method of Delivery:

			Wire Transfer

			Mail or other means

			SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ William Murphy

			Assistant Treasurer

	Date		1/20/2010